9. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 3,395,042	R$ 3,151,858
Allowance for doubtful accounts	(1,042,015)	(1,099,442)	R$ (1,067,973)	R$ (1,068,747)
Total trade receivables	2,353,027	2,052,416
Current	2,137,752	1,843,333
Noncurrent	215,275	209,083
Total	2,353,027	2,052,416
Unbilled supply
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	745,884	571,072
Private sector
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,883,491	1,720,346
Private sector | General and special customers
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,505,150	1,372,667
Private sector | Agreements
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	378,341	347,679
Government entities
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	752,518	854,515
Government entities | Agreements
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	277,047	274,906
Government entities | Municipal
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	472,666	575,733
Government entities | Federal
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	2,805	3,876
Wholesale customers - Municipal governments
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	13,149	5,925
Total trade receivables	677,298	1,766,309
Total	677,298	1,766,309
Wholesale customers - Municipal governments | Mogi das Cruzes
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	3,278	3,056
Wholesale customers - Municipal governments | São Caetano do Sul
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 9,871	R$ 2,869